RESTRICTED CASH (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
RESTRICTED CASH
Restricted cash primarily related to the government grants and cash pledged for long-term bank loans	$ 1,727	$ 2,593